Related parties	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related parties

49 Related parties

In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING Group include, among others, its subsidiaries, associates, joint ventures, key management personnel, and various defined benefit and contribution plans. For post-employment benefit plans, reference is made to Note 35 ‘Pension and other postemployment benefits’. Transactions between related parties include rendering or receiving of services, leases, transfers under finance arrangements and provisions of guarantees or collateral. There are no significant provisions for doubtful debts or individually significant bad debt expenses recognised on outstanding balances with related parties.

Subsidiaries

Transactions with ING Group’s main subsidiaries
	ING Bank N.V.
	2017	2016
Assets	21,277	14,903
Liabilities	377	70
Income received	448	414
Expenses paid	3	30

Transactions between ING Groep N.V. and its subsidiaries are eliminated on consolidation. Reference is made to Note 47 ‘Principal subsidiaries’ for a list of principal subsidiaries and their statutory place of incorporation.

Assets from ING Bank N.V. mainly comprise long-term funding. Liabilities to ING Bank N.V. mainly comprise short-term deposits.

Associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
	2017	2016[1]	2017	2016
Assets	120	27	9	12
Liabilities	86	16	5	59
Off-balance sheet commitments	92	34	1	2
Income received			8	9
Expenses paid			6	1

[1]	Includes transactions with NN Group until ING lost significant influence in January 2016.

Assets, liabilities, commitments, and income related to Associates and joint ventures result from transactions which are executed as part of the normal Banking business.

In January 2016, ING Group sold shares in NN Group and lost significant influence resulting in NN Group no longer being a related party of ING Group. Prior to this sale, since deconsolidation at the end of May 2015, NN Group was accounted for as an Investment in associate held for sale and transactions with ING Group were included as Associates in the table above.

Key management personnel compensation

Transactions with key management personnel (Executive Board, Management Board and Supervisory Board) and post-employment benefit plans are transactions with related parties. These transactions are disclosed in more detail as required by Part 9 Book 2 of the Dutch Civil Code in the remuneration report included in the annual report. The relevant sections of the remuneration report therefore form part of the annual accounts.

In 2017 and 2016, three members of the Executive Board of ING Groep N.V. were also members of the Management Board Banking. The members of the Management Board Banking are considered to be key management personnel and their compensation is therefore included in the tables below.

Key management personnel compensation (Executive Board and Management Board Banking)
2017 in EUR thousands	Executive Board of ING Groep N.V.[1,2]	Management Board Banking[1,3,4]	Total
Fixed Compensation
– Base salary	4,399	3,772	8,171
– Collective fixed allowances[5]	1,418	1,180	2,598
– Pension costs	96	118	214
– Severance benefits	1,204	–	1,204
Variable compensation
– Upfront cash	–	463	463
– Upfront shares	226	485	711
– Deferred cash	–	694	694
– Deferred shares	339	728	1,067
– Other	–	–	–

Total compensation	7,682	7,440	15,122

[1]	Includes their compensation earned in the capacity as Board members.
[2]	In 2017 two members left and two members joined the Executive Board.
[3]	Excluding members that are also members of the Executive Board of ING Groep N.V.
[4]	In the Management Board Banking, excluding the Executive Board members, one member left and one member joined in 2017
[5]	The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 103,317.

Key management personnel compensation (Executive Board and Management Board Banking)
2016 in EUR thousands	Executive Board of ING Groep N.V.[1]	Management Board Banking[1,2,3]	Total
Fixed Compensation
– Base salary	4,070	4,111	8,181
– Collective fixed allowances[4]	1,167	1,167	2,334
– Pension costs	78	108	186
– Severance benefits	–	918	918
Variable compensation
– Upfront cash	–	485	485
– Upfront shares	300	572	872
– Deferred cash	–	727	727
– Deferred shares	449	857	1,306
– Other	–	1,184	1,184

Total compensation	6,064	10,129	16,193

[1]	Includes their compensation earned in the capacity as Board members.
[2]	Excluding members that are also members of the Executive Board of ING Groep N.V.
[3]	In 2016, one new member joined and one member retired
[4]	The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 101,519.

Key management personnel compensation (Supervisory Board)

in EUR thousands	2017	2016
Total compensation	1,022	1,088

The table above shows the fixed remuneration, expense allowances and attendance fees for the Supervisory Board for 2017 and 2016.

Loans and advances to key management personnel [1]
	Amount outstanding 31 December		Average interest rate		Repayments
in EUR thousands	2017	2016	2017	2016	2017	2016
Executive Board members	2,681	2,849	1.8%	2.6%	–	150
Management Board Banking	550	532	2.3%	3.8%	–	–
Supervisory Board members	–	–	–	–	–	–

Total	3,231	3,381	–	–	–	150

[1]	Year on year development includes changes due to change in composition of the Board.

Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares		Stock options on ING Groep N.V. shares
in numbers	2017	2016	2017	2016
Executive Board members	202,357	261,684	174,318	95,921
Management Board Banking	112,342	120,646	37,415	123,237
Supervisory Board members	172,734	172,734	113,385	226,864

Total number of shares and stock options	487,433	555,064	325,118	446,022

Key management personnel compensation is generally included in Staff expenses in the statement of profit or loss, except for key management personnel employed by entities that are presented as held for sale and discontinued operations in which case their compensation is included in the Total net result from discontinued operations.

Remuneration of the Executive Board and Management Board Bank is recognised in the statement of profit or loss in Staff expenses as part of Total expenses. The total remuneration of the Executive Board and Management Board Bank as disclosed in the table above includes all variable remuneration related to the performance year 2016. Under IFRS, certain components of variable remuneration are not recognised in the statement of profit or loss directly, but are allocated over the vesting period of the award. The comparable amount recognised in Staff expenses in 2017 and included in Total expenses in 2017, relating to the fixed expenses of 2017 and the vesting of variable remuneration of earlier performance years, is EUR 15 million (2016: EUR 16 million).